UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	McCormack Advisors International LLC
Address:	1360 E. Ninth Street, Suite 100
	Cleveland, OH, 44114


13F File Number: 028-06392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Ronald Baldari

Title:	Chief Administrative Officer

Phone:	(216) 436-3627


Signature, Place and Date of Signing:




/s/ Ronald Baldari		  Cleveland, OH		   August 14, 2001
-----------------------	     --------------------     --------------------
[Signature]		        [City, State]		      [Date]











McCormack Advisors International LLC (MAI) is owned equally by Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPF&S) and Investment Advisors International, Inc. (IAI). MLPF&S is a wholly-owned subsidiary of Merrill Lynch & Co., Inc. (ML&Co.). As the parent holding company of a number of operating subsidiaries, including MLPF&S, that are themselves institutional investment managers, ML&Co. files Form 13Fs. Neither ML&Co., MLPF&S nor IAI exercise investment discretion with respect to the positions managed by MAI and reported herein, and each specifically disclaims having such investment discretion. To the extent, however, that their ownership interests in MAI may give rise to a filing requirement and cause them to be deemed to share investment discretion with MAI, the securities positions that are reported herein are also being reported on behalf of ML&Co. and IAI.



Report Type (Check only one):


[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		137

Form 13F Information Table Value Total:		158,380 (in thousands)

List of Other Included Managers: 			None




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications         COM              000886101      141    21400 SH       SOLE                                      21400
AFLAC Inc                      COM              001055102      702    22300 SH       SOLE                                      22300
AOL Time Warner                COM              00184A105     3770    71125 SH       SOLE                                      71125
AT & T Corp.                   COM              001957109     1029    46757 SH       SOLE                                      46757
AXA                            COM              054536107      797    28280 SH       SOLE                                      28280
Abbott Labs Inc.               COM              002824100     2595    54070 SH       SOLE                                      54070
Adobe Systems                  COM              00724F101     1031    21936 SH       SOLE                                      21936
Agilent Technologies           COM              00846U101      785    24155 SH       SOLE                                      24155
Alcoa Inc.                     COM              013817101      859    21800 SH       SOLE                                      21800
AllenTelecom Inc.              COM              018091108      157    10500 SH       SOLE                                      10500
Alliance Capital Mgmt. L.P.    COM              01855A101      822    15500 SH       SOLE                                      15500
Alltel Corporation             COM              020039103      937    15300 SH       SOLE                                      15300
AmSouth Bancorp                COM              032165102      936    50624 SH       SOLE                                      50624
American Express               COM              025816109      657    16939 SH       SOLE                                      16939
American International Group   COM              026874107     4030    47402 SH       SOLE                                      47402
Amgen Inc                      COM              031162100      789    13010 SH       SOLE                                      13010
Amkor Technology               COM              031652100     1063    48100 SH       SOLE                                      48100
Applied Materials              COM              038222105      204     4150 SH       SOLE                                       4150
BP Amoco PLC ADR               COM              055622104     3502    70260 SH       SOLE                                      70260
Bank of America Corp           COM              060505104     1735    28898 SH       SOLE                                      28898
Bank of New York               COM              064057102      556    11580 SH       SOLE                                      11580
Baxter International           COM              071813109      571    11660 SH       SOLE                                      11660
Bellsouth Corporation          COM              079860102     1732    43010 SH       SOLE                                      43010
Boeing Company                 COM              097023105      283     5096 SH       SOLE                                       5096
Brandywine Realty Trust        COM              105368203      224    10000 SH       SOLE                                      10000
Bristol-Myers Squibb           COM              110122108     3434    65658 SH       SOLE                                      65658
Burlington Resources Inc.      COM              122014103      313     7870 SH       SOLE                                       7870
CINergy                        COM              172474108     1123    32120 SH       SOLE                                      32120
Charter One Financial          COM              160903100    10981   344222 SH       SOLE                                     344222
Chevron Corp                   COM              166751107     2554    28218 SH       SOLE                                      28218
Chubb Corporation              COM              171232101     1254    16200 SH       SOLE                                      16200
Cisco Systems                  COM              17275R102      733    40270 SH       SOLE                                      40270
Citigroup                      COM              172967101      835    15809 SH       SOLE                                      15809
Colgate Palmolive              COM              194162103      540     9160 SH       SOLE                                       9160
Commerce Bancshares            COM              200525103      282     7632 SH       SOLE                                       7632
Conexant Systems Inc.          COM              207142100       93    10440 SH       SOLE                                      10440
Convergys Corp                 COM              212485106      859    28400 SH       SOLE                                      28400
Corning, Inc.                  COM              219350105      586    35040 SH       SOLE                                      35040
Diebold Inc.                   COM              253651103      910    28320 SH       SOLE                                      28320
Dime Coummunity Bancshares     COM              253922108      237     7000 SH       SOLE                                       7000
Disney, Walt Co.               COM              254687106      251     8700 SH       SOLE                                       8700
Dow Chemical                   COM              260543103      771    23200 SH       SOLE                                      23200
Du Pont (EI) de Nemours        COM              263534109      289     6000 SH       SOLE                                       6000
Duke Energy Corp.              COM              264399106     1198    30700 SH       SOLE                                      30700
E M C Corporation              COM              268648102     1422    48630 SH       SOLE                                      48630
Electronic Data Systems        COM              285661104     1032    16507 SH       SOLE                                      16507
Electronics for Imaging        COM              286082102      263     8900 SH       SOLE                                       8900
Eli Lilly Co                   COM              532457108      703     9500 SH       SOLE                                       9500
Emerson Electric               COM              291011104      750    12400 SH       SOLE                                      12400
Exxon Mobil Corp.              COM              30231G102     2480    28386 SH       SOLE                                      28386
Federal National Mortgage Asso COM              313586109      821     9652 SH       SOLE                                       9652
Fifth Third Bancorp.           COM              316773100     1540    25650 SH       SOLE                                      25650
First Essex Bancorp Inc        COM              320103104      297    12000 SH       SOLE                                      12000
FirstMerit Corp                COM              337915102      465    17600 SH       SOLE                                      17600
Ford Motor Corp. com new       COM              345370860      441    17961 SH       SOLE                                      17961
Foundry Networks Inc.          COM              35063R100      214    10700 SH       SOLE                                      10700
Gannett Company Inc.           COM              364730101      495     7504 SH       SOLE                                       7504
Gap Incorporated               COM              364760108      567    19550 SH       SOLE                                      19550
General Electric               COM              369604103     7379   151358 SH       SOLE                                     151358
Gilead Sciences Inc            COM              375558103      582    10000 SH       SOLE                                      10000
GlaxoSmithKline PLC            COM              37733W105      921    16380 SH       SOLE                                      16380
Goodrich Corp.                 COM              382388106     1679    44200 SH       SOLE                                      44200
Greenpoint Financial Corp.     COM              395384100      852    22200 SH       SOLE                                      22200
H & Q Healthcare Fund          COM              404052102      489    18292 SH       SOLE                                      18292
Harley Davidson Inc.           COM              412822108     2362    50160 SH       SOLE                                      50160
Hewlett-Packard Company        COM              428236103      734    25676 SH       SOLE                                      25676
Home Depot                     COM              437076102     2518    54083 SH       SOLE                                      54083
Intel Corp                     COM              458140100     4793   163854 SH       SOLE                                     163854
International Business Machine COM              459200101     4293    37990 SH       SOLE                                      37990
International Paper Company    COM              460146103      560    15700 SH       SOLE                                      15700
Invacare                       COM              461203101      630    16300 SH       SOLE                                      16300
J P Morgan Chase & Co.         COM              46625H100      816    18285 SH       SOLE                                      18285
Jetform Corp.                  COM              477155105       29    13650 SH       SOLE                                      13650
Johnson & Johnson              COM              478160104     3788    75752 SH       SOLE                                      75752
KeyCorp                        COM              493267108      918    35242 SH       SOLE                                      35242
Korea Thru Net Co Ltd Cl A     COM              y49975108       28    11400 SH       SOLE                                      11400
LSI Logic Corp.                COM              502161102      465    24727 SH       SOLE                                      24727
Lam Research Corp              COM              512807108     1097    37000 SH       SOLE                                      37000
Lehman Brothers Holdings       COM              524908100      618     8000 SH       SOLE                                       8000
Loews Corp                     COM              540424108      208     3230 SH       SOLE                                       3230
London American Ventures Trust COM                              35   215000 SH       SOLE                                     215000
Lowe's Cos.                    COM              548661107      461     6350 SH       SOLE                                       6350
Lucent Technologies            COM              549463107      371    59709 SH       SOLE                                      59709
Martek Biosciences Corp        COM              572901106     1248    43800 SH       SOLE                                      43800
May Department Stores          COM              577778103      206     6000 SH       SOLE                                       6000
McDonalds Corp                 COM              580135101     1093    40410 SH       SOLE                                      40410
Merck & Co                     COM              589331107     1379    21580 SH       SOLE                                      21580
Microsoft Corporation          COM              594918104     1410    19310 SH       SOLE                                      19310
Motorola Incorporated          COM              620076109      847    51175 SH       SOLE                                      51175
Nestle SA (REG) ADR            COM              641069406      671    12660 SH       SOLE                                      12660
News Corp Ltd ADS              COM              652487703     1711    46050 SH       SOLE                                      46050
Nextek Power Systems Inc.      COM              65334F106        0    25000 SH       SOLE                                      25000
Oak Hill Financial Inc.        COM              671337103      163    11500 SH       SOLE                                      11500
Oglebay Norton Company         COM              677007106      317    12000 SH       SOLE                                      12000
Oracle Systems                 COM              68389X105     1589    83640 SH       SOLE                                      83640
PVF Capital Corp               COM              693654105      546    52030 SH       SOLE                                      52030
Pacific Century Cyberworks Ltd COM              694059106        7    25000 SH       SOLE                                      25000
Parker-Hannifin                COM              701094104     1026    24167 SH       SOLE                                      24167
Pepsico Inc.                   COM              713448108      855    19338 SH       SOLE                                      19338
Pfizer Inc                     COM              717081103     6380   159312 SH       SOLE                                     159312
PolyOne Corp.                  COM              73179P106      115    11043 SH       SOLE                                      11043
Procter & Gamble               COM              742718109     1893    29672 SH       SOLE                                      29672
Progressive Corp               COM              743315103     1999    14790 SH       SOLE                                      14790
Qualcomm Incorporated          COM              747525103     3360    57450 SH       SOLE                                      57450
Rockwell Collins               COM              774341101      275    11870 SH       SOLE                                      11870
Rockwell International         COM              773903109      467    12240 SH       SOLE                                      12240
Royal Dutch Petroleum          COM              780257804     1226    21048 SH       SOLE                                      21048
S&P's 400 Mid-Cap Market Index COM              595635103     1143    12000 SH       SOLE                                      12000
SBC Communications             COM              78387G103      538    13426 SH       SOLE                                      13426
Safeguard Scientific Inc       COM              786449108       86    16800 SH       SOLE                                      16800
Schering-Plough                COM              806605101     1518    41900 SH       SOLE                                      41900
Semiconductor H Tr Dep Rcpt    COM              816636203      217     4500 SH       SOLE                                       4500
Sony Corporation ADR           COM              835699307     1022    15530 SH       SOLE                                      15530
Southwest Airlines             COM              844741108     4753   257068 SH       SOLE                                     257068
Spacehab Inc                   COM              846243103       52    23000 SH       SOLE                                      23000
Spartan Pptys Inc. Class A     COM              84681p104        0    10000 SH       SOLE                                      10000
Standard & Poor's Deposit Rece COM              78462F103      356     2900 SH       SOLE                                       2900
Steris Corp                    COM              859152100      283    14100 SH       SOLE                                      14100
Stride Rite Corp.              COM              863314100       85    10000 SH       SOLE                                      10000
Sun Microsystems Inc.          COM              866810104      528    33600 SH       SOLE                                      33600
Symbol Technologies Inc.       COM              871508107      894    40252 SH       SOLE                                      40252
Texaco Inc                     COM              881694103      220     3300 SH       SOLE                                       3300
Twentieth Century Energy       COM              901200105        0    10000 SH       SOLE                                      10000
Tyco International             COM              902124106      404     7420 SH       SOLE                                       7420
U S Bancorp new                COM              902973304     1614    70825 SH       SOLE                                      70825
U S Crude Ltd                  COM              90330V103        4    96600 SH       SOLE                                      96600
United Dominion Realty Trust I COM              910197102      746    52000 SH       SOLE                                      52000
United Technologies            COM              913017109     1059    14450 SH       SOLE                                      14450
Urstadt Biddle Class A         COM              917286205      100    11000 SH       SOLE                                      11000
Vasomedical Inc.               COM              922321104       41    10000 SH       SOLE                                      10000
Verizon Communications         COM              92343V104     3652    68258 SH       SOLE                                      68258
Vodafone Group PLC             COM              92857W100      666    29800 SH       SOLE                                      29800
Wachovia Corporation           COM              929771103      795    11178 SH       SOLE                                      11178
Wells Fargo and Company        COM              949746101     1331    28665 SH       SOLE                                      28665
Worldcom, Inc.                 COM              98157D106     1428   100550 SH       SOLE                                     100550
XL Capital Ltd.                COM              G98255105      559     6804 SH       SOLE                                       6804
Xerox Corp                     COM              984121103      237    24800 SH       SOLE                                      24800